Investments in Unconsolidated Affiliates (Details) € in Thousands		6 Months Ended
	Sep. 11, 2025 EUR (€)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Investments in Unconsolidated Affiliates [Line Items]
Recognized an equity method loss		$ (397,000)
Percentage of thresholds		20.00%
Non-related party [Member]
Investments in Unconsolidated Affiliates [Line Items]
Carrying amount of the investment		$ 836,000		$ 4,259,000
Quantix Edge Security S L [Member]
Investments in Unconsolidated Affiliates [Line Items]
Impairment
Quantix Edge Security S L [Member] | Non-related party [Member]
Investments in Unconsolidated Affiliates [Line Items]
Capital contribution (in Euro) | €	€ 750
Ownership interest		5.00%		5.00%
Material basis differences
Recognized an equity method loss		41,959
Carrying amount of the investment		$ 835,776
Quantix Edge Security S L [Member] | Non-related party [Member] | Quantix [Member]
Investments in Unconsolidated Affiliates [Line Items]
Ownership interest	5.00%